Summary of Significant Policies - Schedule of Cash Equivalents and Restricted Cash (Details) - Previously Reported [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Restricted Cash and Cash Equivalent Item [Line Items]
Cash and cash equivalents	$ 154,937	$ 407,182
Restricted cash	4,295	5,824
Total cash, cash equivalents and restricted cash	$ 159,232	$ 413,006